Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,078,327.67

Principal:
Principal Collections	$19,188,897.60
Prepayments in Full	$11,204,567.67
Liquidation Proceeds	$502,737.52
Recoveries	$76,333.37
Sub Total	$30,972,536.16
Collections	$33,050,863.83

Purchase Amounts:
Purchase Amounts Related to Principal	$458,119.41
Purchase Amounts Related to Interest	$2,633.71
Sub Total	$460,753.12

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,511,616.95

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	25
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$33,511,616.95
Servicing Fee	$494,740.29	$494,740.29	$0.00	$0.00	$33,016,876.66
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,016,876.66
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$33,016,876.66
Interest - Class A-3 Notes	$197,361.06	$197,361.06	$0.00	$0.00	$32,819,515.60
Interest - Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$32,565,609.60
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,565,609.60
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$32,479,228.43
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,479,228.43
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$32,416,418.68
Third Priority Principal Payment	$1,057,124.77	$1,057,124.77	$0.00	$0.00	$31,359,293.91
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$31,278,570.91
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,278,570.91
Regular Principal Payment	$27,210,000.00	$27,210,000.00	$0.00	$0.00	$4,068,570.91
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,068,570.91
Residuel Released to Depositor	$0.00	$4,068,570.91	$0.00	$0.00	$0.00
Total		$33,511,616.95

Principal Payment:
First Priority Principal Payment					$0.00
First Priority Principal Payment					$0.00
First Priority Principal Payment					$1,057,124.77
First Priority Principal Payment					$27,210,000.00
Total					$28,267,124.77
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,267,124.77	$59.71	$197,361.06	$0.42	$28,464,485.83	$60.13
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$28,267,124.77	$20.37	$681,180.98	$0.49	$28,948,305.75	$20.86

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$241,666,603.33	0.5104913	$213,399,478.56	0.4507805
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$529,736,603.33	0.3817179	$501,469,478.56	0.3613491

Pool Information
Weighted Average APR	4.107%	4.113%
Weighted Average Remaining Term	36.58	35.84
Number of Receivables Outstanding	41,435	40,344
Pool Balance	$593,688,348.98	$562,039,296.01
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$529,736,603.33	$501,469,478.56
Pool Factor	0.3859309	0.3653573

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$60,569,817.45
Targeted Overcollateralization Amount	$60,569,817.45
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$60,569,817.45

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	25

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		104	$294,730.77
(Recoveries)		132	$76,333.37
Net Losses for Current Collection Period			$218,397.40
Cumulative Net Losses Last Collection Period			$8,818,281.53
Cumulative Net Losses for all Collection Periods			$9,036,678.93

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.44%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.27%	785	$12,757,442.49
61-90 Days Delinquent	0.24%	78	$1,353,449.58
91-120 Days Delinquent	0.09%	24	$494,433.92
Over 120 Days Delinquent	0.24%	82	$1,349,274.17
Total Delinquent Receivables	2.84%	969	$15,954,600.16

Repossession Inventory:
Repossessed in the Current Collection Period		41	$737,584.36
Total Repossessed Inventory		49	$999,332.34

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2321%
Preceding Collection Period			0.5729%
Current Collection Period			0.4535%
Three Month Average			0.4195%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3720%
Preceding Collection Period			0.3934%
Current Collection Period			0.4561%
Three Month Average			0.4072%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: January 13, 2012
SERVICER CERTIFICATION

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer